Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (5,136,000)	$ (5,495,000)	$ (6,674,000)	$ (8,333,000)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	747,000	750,000	1,002,000	1,045,000
Stock-based compensation	734,000	831,000	979,000	1,571,000
Amortization of debt issuance costs	57,000	123,000	164,000	230,000
Allowance for credit losses	12,000	1,000
Non-cash lease expense	547,000	493,000	667,000	606,000
Inventory write downs	86,000	592,000	534,000	490,000
Changes in operating assets and liabilities:
Accounts receivable	7,498,000	(197,000)	(1,723,000)	(973,000)
Inventories	489,000	(48,000)	(788,000)	(1,309,000)
Other assets	(613,000)	259,000	(1,085,000)	(163,000)
Accounts payable	(8,027,000)	3,471,000	5,022,000	1,523,000
Accrued expenses	(1,421,000)	1,759,000	3,132,000	745,000
Accrued interest	(20,000)	68,000	120,000	124,000
Office leases payable	(617,000)	(543,000)	(734,000)	(644,000)
Deferred revenue	(25,000)	124,000	(26,000)	354,000
Customer deposits	24,000	20,000	20,000	(64,000)
Net cash (used in) provided by operating activities	(5,665,000)	2,208,000	610,000	(4,798,000)
Cash flows from investing activities:
Purchases of equipment	(405,000)	(498,000)	(653,000)	(853,000)
Net cash used in investing activities	(405,000)	(498,000)	(653,000)	(853,000)
Cash flows from financing activities:
Proceeds from issuance of preferred and common stock warrants under Private Placement	3,827,000
Offering costs for issuance of preferred and common stock warrants	(652,000)
Proceeds from issuance of common stock under Public Offering	11,040,000
Offering costs for issuance of common stock	(1,280,000)
Proceeds from employee stock purchase plan exercises			97,000	141,000
Proceeds from subordinated debt borrowing		1,000,000	1,000,000
Proceeds from stock option exercises and employee stock purchase plan purchases	311,000	98,000
Proceeds from revolving line of credit	46,831,000	46,914,000	64,463,000	67,209,000
Payment of revolving line of credit	(54,736,000)	(49,744,000)	(64,670,000)	(63,287,000)
Cost to amend line of credit agreement	(113,000)
Payment of finance leases	(120,000)	(116,000)	(156,000)	(148,000)
Net cash provided by (used in) financing activities	5,108,000	(1,848,000)	734,000	3,915,000
Net change in cash	(962,000)	(138,000)	691,000	(1,736,000)
Cash, beginning of period	1,334,000	643,000	643,000	2,379,000
Cash, end of period	372,000	505,000	1,334,000	643,000
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Right-of-use asset recognition	139,000
Preferred and common stock warrants issued under Private Placement in exchange for settlement of subordinated debt, including interest accrued	1,173,000
Common stock issued for vested RSUs		65,000	161,000	538,000
Warrants issued in connection with borrowing agreements, recorded as debt issuance cost				92,000
Supplemental Cash Flow Information:
Interest paid	$ 766,000	$ 947,000	$ 1,235,000	$ 1,409,000